Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net Income	$ 2,004,000	$ 1,467,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	415,000	284,000
Depreciation expense	202,000	192,000
Amortization of other intangible	48,000	49,000
Net amortization of securities premiums	19,000	19,000
Accretion of deferred loan fees and costs, net	(348,000)	(333,000)
Deferred income taxes	(26,000)	232,000
Stock-based compensation expense	340,000	314,000
Net gain on loans held for sale	(2,120,000)	(2,094,000)
Loans held for sale-originations	(100,138,000)	(87,963,000)
Loans held for sale-proceeds	104,160,000	87,763,000
Gain on the sale of SBA loans	(105,000)	(48,000)
Net (gain) loss on sale and write-downs of other real estate owned	(63,000)	68,000
Increase in the cash surrender value of bank-owned life insurance	(80,000)	(86,000)
Changes in assets and liabilities which provided (used) cash:
Accrued interest receivable	(132,000)	(159,000)
Prepaid expenses and other assets	197,000	(236,000)
Accrued interest payable	54,000	25,000
Accrued expenses and other liabilities	437,000	86,000
Net Cash Provided by (Used in) Operating Activities	4,864,000	(420,000)
Cash Flows from Investing Activities
Purchase of interest-earning time deposits	(809,000)	(1,630,000)
Redemption of interest-earning time deposits	761,000	2,849,000
Principal repayments on investment securities available for sale	1,230,000	1,662,000
Net increase in loans receivable	(16,734,000)	(24,763,000)
Purchase of Federal Home Loan Bank stock	(12,000)	(561,000)
Redemption of Federal Home Loan Bank stock	160,000	40,000
Proceeds from the sale of other real estate owned	63,000	389,000
Capitalized expenditures on other real estate owned	(109,000)	(22,000)
Purchase of premises and equipment	(272,000)	(450,000)
Net Cash Used in Investing Activities	(15,722,000)	(22,486,000)
Cash Flows from Financing Activities
Net increase in demand deposits, money markets, and savings accounts	4,512,000	1,244,000
Net increase in certificate accounts	21,178,000	7,970,000
Increase in advances from borrowers for taxes and insurance	145,000	213,000
Net (repayments) proceeds from Federal Home Loan Bank short-term borrowings	(1,000,000)	3,000,000
Proceeds from Federal Home Loan Bank long-term borrowings		12,000,000
Repayment of Federal Home Loan Bank long-term borrowings	(3,000,000)	(2,500,000)
Net proceeds from the issuance of subordinated debt	7,831,000
Dividends paid	(511,000)	(364,000)
Purchase of treasury stock	(793,000)	(347,000)
Proceeds from the reissuance of treasury stock	64,000	94,000
Proceeds from the exercise of stock options	534,000	206,000
Net Cash Provided by Financing Activities	28,960,000	21,516,000
Net Increase (Decrease) in Cash and Cash Equivalents	18,102,000	(1,390,000)
Cash and Cash Equivalents-Beginning of Year	7,910,000	9,300,000
Cash and Cash Equivalents-End of Year	26,012,000	7,910,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	3,766,000	2,977,000
Cash payments for income taxes	561,000	1,139,000
Transfer of loans to other real estate owned	$ 1,541,000